N-2	Mar. 31, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001747172
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	KAYNE ANDERSON BDC, INC.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses:
Sales Load (as a percentage of offering price)(1)	—
Offering expenses (as a percentage of offering price)(2)	—
Dividend Reinvestment Plan Fees(3)	$15.00
Total Stockholder Transaction Expenses (as a percentage of offering price)	—

(1)      In the event that the securities to which any applicable prospectus relates are sold or through underwriters or agents, a corresponding prospectus supplement will disclose the applicable sales load (underwriting discount and commission).

(2)      Any related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the estimated amount of offering expenses borne by us as a percentage of the offering price.

(3)      Participants in the dividend reinvestment plan may withdraw at any time by giving notice to the DRIP administrator. There is no brokerage charge for reinvestment of dividends or distributions in common stock. If a DRIP participant elects to have the DRIP Administrator sell its shares in connection with a withdrawal from the DRIP, the DRIP administrator is authorized to deduct a $15 transaction fee plus a $0.10 per share brokerage commission from the proceeds.

The expenses of the dividend reinvestment plan are included in “other expenses” in the table above. Our common stockholders will ultimately bear indirectly the DRIP administrator’s fees. For additional information, see “Dividend Reinvestment Plan” in this prospectus.

Sales Load [Percent]		[1]
Dividend Reinvestment and Cash Purchase Fees	$ 15	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]		[3]
Other Transaction Expenses [Percent]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to common stock)(4)
Management Fees(5)	1.98%
Incentive Fees(6)	1.57%
Interest Payments and fees paid on Borrowed Funds(7)	6.89%
Other Expenses(8)	0.39%
Total Annual Expenses	10.83%

(4)      Net assets employed as the denominator for expense ratio computation is $1,110 million.

(5)      Includes management fees paid by Kayne Anderson BDC Financing, LLC (“KABDCF”) and Kayne Anderson BDC Financing II, LLC (“KABDCF II”), respectively.

The base management fee is calculated at an annual rate of 1.00% of the fair market value of our investments including, in each case, assets purchased with borrowings under credit facilities and issuances of senior unsecured notes, but excluding cash, U.S. government securities and commercial paper instruments maturing within one year of purchase.

(6)      The Incentive Fee will consist of two components that are independent of each other, with the result that one component may be payable even if the other is not. A portion of the Incentive Fee is based on our income and a portion is based on our capital gains. The table reflects each incentive fee calculated at a rate of 15.0%.

(7)      Interest payments on borrowed funds represents an estimate of our annualized interest expense based on borrowings under credit facilities and issuances of senior unsecured notes. The assumed weighted average interest rate outstanding under our credit facilities and senior unsecured notes was 6.77%. We intend to further borrow under credit facilities and/or issue senior unsecured notes in the future in order to finance our investments and may issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act.

(8)      “Other Expenses” includes estimated general and administrative expenses, professional fees and director fees and is based on amounts estimated for the current fiscal year. Includes expenses paid by KABDCF and KABDCF II, respectively.

Management Fees [Percent]	1.98%	[4],[5]
Interest Expenses on Borrowings [Percent]	6.89%	[5],[6]
Incentive Fees [Percent]	1.57%	[5],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.39%	[5],[8]
Total Annual Expenses [Percent]	10.83%	[5]
Expense Example [Table Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our shares of common stock. In calculating the following expense amounts, we have assumed that our annual operating expenses would remain at the levels set forth in the table above. Transaction expenses are excluded from the table below. In the event that the securities to which any applicable prospectus relates are sold to or through underwriters or agents, a corresponding prospectus supplement will disclose any transaction expenses.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return resulting entirely from net realized capital gains(1)	$105	$297	$468	$814
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return resulting entirely from net investment income(2)	$91	$261	$416	$751

____________

(1)      Assumes no unrealized capital depreciation or realized capital losses and 5% annual return on our portfolio resulting entirely from net realized capital gains (and therefore subject to the capital gains incentive fee). Because our investment strategy involves investments that primarily generate current income, we believe that a 5% annual return resulting from realized capital gains is unlikely.

(2)      The income based incentive fee is subject to a 6.00% hurdle. Accordingly, no incentive fee would be payable in this example.

Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that an investor in shares of our common stock will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. The expenses shown in the table under “Annual Expenses” assume a debt-to-equity ratio of 1.02x (which equates to asset coverage of 198%) based on our actual ratio as of December 31, 2025. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown.

Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to common stock
Other Expenses, Note [Text Block]	“Other Expenses” includes estimated general and administrative expenses, professional fees and director fees and is based on amounts estimated for the current fiscal year. Includes expenses paid by KABDCF and KABDCF II, respectively.
Management Fee not based on Net Assets, Note [Text Block]	Includes management fees paid by Kayne Anderson BDC Financing, LLC (“KABDCF”) and Kayne Anderson BDC Financing II, LLC (“KABDCF II”), respectively.

The base management fee is calculated at an annual rate of 1.00% of the fair market value of our investments including, in each case, assets purchased with borrowings under credit facilities and issuances of senior unsecured notes, but excluding cash, U.S. government securities and commercial paper instruments maturing within one year of purchase.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective, Principal Strategy and Investment Structure

Our investment objective is to generate current income and, to a lesser extent, capital appreciation. We intend to have nearly all of our debt investments in private middle market companies. We use “private” to refer to companies that are not traded on a securities exchange and define “middle market companies” as companies that, in general, generate between $10 million and $150 million of annual earnings before interest, taxes, depreciation and amortization, or EBITDA. Further, we refer to companies that generate between $10 million and $75 million of annual EBITDA as “core middle market companies” and companies that generate between $75 million and $150 million, or more, of annual EBITDA as “upper middle market companies.” We typically adjust EBITDA for non-recurring and/or normalizing items to assess the financial performance of our borrowers over time.

We intend to achieve our investment objective by investing primarily in first lien senior secured loans, with a secondary focus on unitranche and split-lien loans to middle market companies. Under normal market conditions, we expect at least 90% of our portfolio (including investments purchased with proceeds from borrowings under credit facilities and issuances of senior unsecured notes) to be invested in first lien senior secured, unitranche and split-lien loans. We expect the remainder of our portfolio to be invested in second-lien loans, subordinated debt or equity securities (including those purchased in conjunction with other credit investments). We expect that a majority of these debt investments will be made in core middle market companies and will generally have stated maturities of three to six years. We expect that the loans in which we principally invest will be to companies that are located in the United States. We determine the location of a company as being in the United States by (i) such company being organized under the laws of one of the states in the United States; or (ii) during its most recent fiscal year, such company derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States or has at least 50% of its assets in the United States.

The Advisor executes on our investment objective by (1) accessing the established loan sourcing channels developed by KAPC, which includes an extensive network of private equity firms, other middle market lenders, financial advisors, intermediaries and management teams, (2) selecting investments within our middle market company focus, (3) implementing KAPC’s underwriting process and (4) drawing upon its experience and resources and the broader Kayne Anderson network.

We intend to principally invest in the following types of debt securities:

•        First lien debt:    Typically senior on a lien basis to the other liabilities in the issuer’s capital structure with a first priority lien against substantially all assets of the borrower and often including a pledge of the capital stock of the business. The security interest ranks above the security interest of second lien lenders on those assets. These securities are typically floating rate investments priced with a spread to the reference rate (typically SOFR).

•        Split-lien debt:    Typically includes (i) a first lien on fixed and intangible assets of the borrower and often including a pledge of the capital stock of the business and (ii) a second lien on working capital assets, used in conjunction with an asset based lender who has a first lien on the borrower’s working capital assets. These securities are typically floating rate investments priced with a spread to the reference rate (typically SOFR).

•        Unitranche debt:    Combines features of first lien, second lien and subordinated debt, generally in a first lien position. These securities can generally be thought of as first lien investments beyond what may otherwise be considered “typical” first lien leverage levels, effectively representing a greater portion of the overall capitalization of the underlying business. These securities are typically structured as floating rate investments priced with a spread to the reference rate (typically SOFR).

Senior secured debt often has restrictive covenants for the purpose of pursuing principal protection and repayment before junior creditors as covenants provide opportunities for lenders to take action following a covenant breach. The loans in which we principally invest have financial maintenance covenants, which require borrowers to maintain certain financial performance criteria and financial ratios on a monthly or quarterly basis. We do not expect to principally invest in “covenant-lite” loans; we use the term “covenant lite” to refer generally to loans that do not have a customary set of financial maintenance covenants.

We invest in debt that is typically not rated by any rating agency, but we believe that if such investments were rated, they would be below investment grade, which are sometimes referred to as “high yield bonds” or “junk bonds.”

Risk [Text Block]

RISK FACTORS

Investing in our common stock involves a number of significant risks. Before deciding whether to invest in our common stock, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K, which is incorporated by reference into this prospectus supplement and the accompanying prospectus, in its entirety, together with other information in this prospectus supplement, the accompanying prospectus and the documents incorporated by reference herein and therein. The risks described in these documents are not the only ones we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us might also impair our operations and performance. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, our NAV, the trading price of our common stock and the value of our other securities could decline, and you may lose all or part of your investment. Please also read carefully the section titled “Cautionary Statement Regarding Forward-Looking Statements” in this prospectus supplement.

Effects of Leverage [Text Block]

Use of Leverage

The amount of leverage we use in any period depends on a variety of factors, including cash available for investing, the cost of financing and general economic and market conditions. We may borrow money from time to time if immediately after such borrowing, the ratio of our total assets (less total liabilities other than indebtedness represented by senior securities) to our total indebtedness represented by senior securities plus preferred stock, if any, is at least 150%. This means that we generally can borrow up to $200 for every $100 of investor equity.

In any period, our interest expense will depend largely on the extent of our borrowings, and we expect interest expense will increase as we increase our leverage over time subject to the limits of the 1940 Act. In addition, we may dedicate assets to financing facilities.

Share Price [Table Text Block]

PRICE RANGE OF COMMON STOCK

The information required by this item is contained in our Annual Report on Form 10-K for the year ended December 31, 2025, filed with the SEC on March 2, 2026, which is incorporated by reference in this prospectus supplement.

Net Realized Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 105	[9]
Expense Example, Years 1 to 3	297	[9]
Expense Example, Years 1 to 5	468	[9]
Expense Example, Years 1 to 10	814	[9]
Net Investment Income [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	91	[10]
Expense Example, Years 1 to 3	261	[10]
Expense Example, Years 1 to 5	416	[10]
Expense Example, Years 1 to 10	$ 751	[10]

[1]	In the event that the securities to which any applicable prospectus relates are sold or through underwriters or agents, a corresponding prospectus supplement will disclose the applicable sales load (underwriting discount and commission).
[2]	Participants in the dividend reinvestment plan may withdraw at any time by giving notice to the DRIP administrator. There is no brokerage charge for reinvestment of dividends or distributions in common stock. If a DRIP participant elects to have the DRIP Administrator sell its shares in connection with a withdrawal from the DRIP, the DRIP administrator is authorized to deduct a $15 transaction fee plus a $0.10 per share brokerage commission from the proceeds.

The expenses of the dividend reinvestment plan are included in “other expenses” in the table above. Our common stockholders will ultimately bear indirectly the DRIP administrator’s fees. For additional information, see “Dividend Reinvestment Plan” in this prospectus.

[3]	Any related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the estimated amount of offering expenses borne by us as a percentage of the offering price.
[4]	Includes management fees paid by Kayne Anderson BDC Financing, LLC (“KABDCF”) and Kayne Anderson BDC Financing II, LLC (“KABDCF II”), respectively.

The base management fee is calculated at an annual rate of 1.00% of the fair market value of our investments including, in each case, assets purchased with borrowings under credit facilities and issuances of senior unsecured notes, but excluding cash, U.S. government securities and commercial paper instruments maturing within one year of purchase.

[5]	Net assets employed as the denominator for expense ratio computation is $1,110 million.
[6]	Interest payments on borrowed funds represents an estimate of our annualized interest expense based on borrowings under credit facilities and issuances of senior unsecured notes. The assumed weighted average interest rate outstanding under our credit facilities and senior unsecured notes was 6.77%. We intend to further borrow under credit facilities and/or issue senior unsecured notes in the future in order to finance our investments and may issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act.
[7]	The Incentive Fee will consist of two components that are independent of each other, with the result that one component may be payable even if the other is not. A portion of the Incentive Fee is based on our income and a portion is based on our capital gains. The table reflects each incentive fee calculated at a rate of 15.0%.
[8]	“Other Expenses” includes estimated general and administrative expenses, professional fees and director fees and is based on amounts estimated for the current fiscal year. Includes expenses paid by KABDCF and KABDCF II, respectively.
[9]	Assumes no unrealized capital depreciation or realized capital losses and 5% annual return on our portfolio resulting entirely from net realized capital gains (and therefore subject to the capital gains incentive fee). Because our investment strategy involves investments that primarily generate current income, we believe that a 5% annual return resulting from realized capital gains is unlikely.
[10]	The income based incentive fee is subject to a 6.00% hurdle. Accordingly, no incentive fee would be payable in this example.